COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
Schedule of capital commitment

As of December 31, 2023
		Less than	1 to 3	More than
	Total	1 year	years	3 years
	US$	US$	US$	US$
Capital commitments	4,367	4,367	—	—